Unaudited Interim Condensed Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholder Equity - USD ($) $ in Thousands	Common Stock Redeemable Preferred Stock	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Treasury stock	Accumulated deficit	Redeemable Preferred Stock	Total
Balance at Dec. 31, 2021		$ 364	$ 426,102	$ 1,044	$ (15,636)	$ (119,920)		$ 291,954
Balance (in shares) at Dec. 31, 2021		34,364
Issue of common stock		$ 3	(3)
Issue of common stock (in shares)		306
Share-based compensation			1,246					1,246
Changes in unrealized gain on cash flow hedges				4,209				4,209
Net proceeds from equity offering (in shares)	2,437	2,437
Net proceeds from equity offering		$ 24	17,706					17,730
Preferred dividend						(1,686)		(1,686)
Net income/(loss)						22,686		22,686
Net income attributable to common stockholders								21,000
Balance at Jun. 30, 2022		$ 391	445,051	5,253	(15,636)	(98,920)		336,139
Balance (in shares) at Jun. 30, 2022	37,107	37,107
Balance at Dec. 31, 2021							$ 37,043
Balance (in shares) at Dec. 31, 2021							40
Balance at Jun. 30, 2022							$ 37,043
Balance (in shares) at Jun. 30, 2022							40
Balance at Mar. 31, 2022		$ 366	426,671	4,048	(15,636)	(127,770)		287,679
Balance (in shares) at Mar. 31, 2022	34,574
Issue of common stock		1	(1)
Issue of common stock (in shares)	96
Share-based compensation			675					675
Changes in unrealized gain on cash flow hedges				1,205				1,205
Preferred dividend						(838)		(838)
Net income/(loss)						29,687		29,687
Net income attributable to common stockholders								28,849
Balance at Jun. 30, 2022		$ 391	445,051	5,253	(15,636)	(98,920)		336,139
Balance (in shares) at Jun. 30, 2022	37,107	37,107
Balance at Mar. 31, 2022							$ 37,043
Balance (in shares) at Mar. 31, 2022							40
Balance at Jun. 30, 2022							$ 37,043
Balance (in shares) at Jun. 30, 2022							40
Balance at Dec. 31, 2022		$ 426	468,006	1,468	(15,636)	15,135		469,399
Balance (in shares) at Dec. 31, 2022		40,627
Issue of common stock		$ 7	(7)
Issue of common stock (in shares)		669
Share-based compensation			1,585					1,585
Payment of dividend						(32,700)		(32,700)
Changes in unrealized gain on cash flow hedges				(1,421)				(1,421)
Preferred dividend						(1,686)		(1,686)
Net income/(loss)						68,596		68,596
Net income attributable to common stockholders								66,910
Balance at Jun. 30, 2023		$ 433	469,583	46	(15,636)	49,347		503,773
Balance (in shares) at Jun. 30, 2023	41,296	41,296
Balance at Dec. 31, 2022							$ 37,043	37,043
Balance (in shares) at Dec. 31, 2022							41
Balance at Jun. 30, 2023							$ 37,043	37,043
Balance (in shares) at Jun. 30, 2023							41
Balance at Mar. 31, 2023		$ 430	468,731	745	(15,636)	40,101		494,370
Balance (in shares) at Mar. 31, 2023	40,999
Issue of common stock		3	(3)
Issue of common stock (in shares)	297
Share-based compensation			856					856
Payment of dividend						(14,414)		(14,414)
Changes in unrealized gain on cash flow hedges				(698)				(698)
Preferred dividend						(848)		(848)
Net income/(loss)						24,507		24,507
Net income attributable to common stockholders								23,659
Balance at Jun. 30, 2023		$ 433	$ 469,583	$ 46	$ (15,636)	$ 49,347		503,773
Balance (in shares) at Jun. 30, 2023	41,296	41,296
Balance at Mar. 31, 2023							$ 37,043
Balance (in shares) at Mar. 31, 2023							41
Balance at Jun. 30, 2023							$ 37,043	$ 37,043
Balance (in shares) at Jun. 30, 2023							41